Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	$ 4,560	$ 4,901
Fair value of plan assets	4,510	4,595
Deficit	50	306
Effect of asset limit	37
Deficit and net defined benefit liability	87	306
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(600)	(446)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	687	752
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	584	638
Fair value of plan assets	587	606
Deficit	(3)	32
Deficit and net defined benefit liability	(3)	32
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(154)	(134)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 151	$ 166